Financial Assets at Fair Value Through Other Comprehensive Income (FVTOCI)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Assets at Fair Value Through Other Comprehensive Income (FVTOCI)
8.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (FVTOCI)

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Investments in equity instruments at FVTOCI	$580,399	$755,903	$25,272
Investments in debt instruments at FVTOCI	1,016,924	1,014,872	33,931

	$1,597,323	$1,770,775	$59,203

a.	Investments in equity instruments at FVTOCI

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Unquoted ordinary shares	$532,047	$565,028	$18,891
Unquoted preferred shares	8,683	158,718	5,306
Limited partnership	39,669	32,157	1,075

	$580,399	$755,903	$25,272

b.	Investments in debt instruments at FVTOCI

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Unsecured subordinate corporate bonds	$1,016,924	$1,014,872	$33,931

In June 2016, the Group purchased 1,000 units of perpetual unsecured subordinate corporate bonds in the amount of NT$1,000,000 thousand. The corporate bonds are in denomination of NT$1,000 thousand (US$33 thousand) with annual interest rate at 3.5% as well as effective interest rate at 3.2% both as of December 31, 2018 and 2019.